FAIR VALUES - RECURRING BASIS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets measured at fair value on a recurring basis
Liabilities measured at fair value	$ 0	$ 0
Securities available-for-sale	49,942	54,214
Transfer of assets between level 1 and level 2
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,215	10,993
Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	39,727	43,221
Recurring | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,215	10,993
Recurring | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	39,727	43,221
Recurring | Significant Other Observable Inputs (Level 2) | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,215	10,993
Recurring | Significant Other Observable Inputs (Level 2) | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	$ 39,727	$ 43,221